SHAREHOLDERS' EQUITY (Tables)	3 Months Ended
Mar. 31, 2012
SHAREHOLDERS' EQUITY
Schedule of maximum number of common shares that would be outstanding if All instruments outstanding were exercised

Common shares outstanding at March 31, 2012	171,194,430
Employees' stock options	11,647,901
Warrants	8,600,000
Restricted share unit plan	314,100

191,756,431

Schedule of changes in common stock outstanding

	Number of Shares	$ Amount
Common shares outstanding, beginning of period	170,813,736	$3,181,381
Shares issued under incentive share purchase plan	160,207	5,346
Shares issued under dividend reinvestment plan	105,678	3,607
Shares issued on acquisition of Grayd Resource Corporation	68,941	2,447
RSU plan	(268,232)	(9,858)

Common shares outstanding, end of period	170,880,330	$3,182,923

Schedule of reconciliation for weighted average number of common shares in calculation of basic and diluted income per share

	Three Months Ended March 31,
	2012	2011
Net income for the period	$78,548	$45,264

Weighted average number of common shares outstanding — basic (in thousands)	170,837	168,853
Add: Dilutive impact of employee stock options	—	1,155
Dilutive impact of warrants	—	2,773
Dilutive impact of shares related to RSU plan	180	82

Weighted average number of common shares outstanding — diluted (in thousands)	171,017	172,863

Net income per share — basic	$0.46	$0.27

Net income per share — diluted	$0.46	$0.26